ILFC Transaction (Tables)	12 Months Ended
Dec. 31, 2014
ILFC Transaction [Abstract]
Schedule Of The Consideration Transferred To Effect The ILFC Transaction

Cash consideration (a)	$2,400,000
97,560,976 AerCap common shares issued multiplied by AerCap closing share price per share of $46.59 on May 14, 2014	4,545,366
Share compensation	12,275
Consideration transferred	$6,957,641

(a)	Excludes the $600.0 million special distribution paid by ILFC to AIG prior to the Closing Date.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

	Amounts Initially Recognized and Reported as of Closing Date	Measurement Period Adjustments	Final Amounts Recognized as of the Closing Date
Cash and cash equivalents and restricted cash	$2,958,809	-	$2,958,809	(a)
Flight equipment held for operating leases, net	23,989,643	48,780	24,038,423
Prepayments on flight equipment	3,166,788	9,534	3,176,322
Maintenance rights intangible and lease premium	4,263,076	(181,047)	4,082,029	(b)
Other intangibles	440,093	49,712	489,805
Accrued maintenance liability	(2,688,438)	113,320	(2,575,118)
Debt	(24,339,842)	-	(24,339,842)
Other assets and liabilities	(775,990)	(77,844)	(853,834)
Non-controlling interest	(77,047)	-	(77,047)
Estimate of fair value of net assets acquired	$6,937,092	$(37,545)	$6,899,547
Consideration transferred	6,957,641	-	6,957,641
Goodwill	$20,549	$37,545	$58,094

(a)	Includes $0.8 billion of Restricted cash.
(b)	Includes $4.0 billion maintenance rights intangible, and the remaining amount relates to lease premium.

AerCap reported transaction and integration expenses related to the ILFC Transaction of $148.8 million for the year ended December 31, 2014 and $11.0 million for the year ended December 31, 2013, of which $26.3 million was incurred during the second half of 2014 and related mostly to integration activities.

Schedule Of Reported Transaction And Integration Expenses Related To The ILFC Transaction

	Year ended December 31,
	2014	2013
Severance and other compensation expenses	$54,600	$-
Banking fees	45,740	3,959
Professional fees and other expenses	48,452	7,000
	$148,792	$10,959

Summary Of Pro Forma Information

	Year ended December 31,
	2014	2013
Total revenue and other income	$5,261,629	$5,444,581
Net income (loss)	$952,778	$(32,634)